Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities: [Abstract]
Net income (loss)	$ (55,623)	$ 58,895	$ 53,703
Adjustments to reconcile net income (loss) to cash provided by operations: [Abstract]
Depreciation and amortization	81,053	77,604	75,722
Regulatory amortization of gas reserves	16,353	15,525	17,991
Deferred income taxes	(52,414)	32,056	26,972
Qualified defined benefit pension plan expense	5,364	5,274	5,697
Contributions to qualified defined benefit pension plans	(19,430)	(14,470)	(14,120)
Deferred environmental expenditures, net	(13,716)	(10,469)	(10,568)
Regulatory disallowance of prior environmental cost deferrals	0	3,287	15,000
Amortization of environmental remediation	15,291	13,298	3,513
Other	2,102	2,846	(1,652)
Changes in assets and liabilities: [Abstract]
Receivables, net	3,282	(6,395)	2,613
Inventories	5,600	16,565	7,000
Income taxes	6,734	9,467	(6,541)
Accounts payable	1,092	12,028	(16,004)
Interest accrued	807	93	(77)
Deferred gas costs	17,122	(10,204)	31,918
Other, net	(4,093)	11,727	(10,306)
Discontinued operations	197,180	5,020	3,827
Net Cash Provided by (Used in) Operating Activities	206,704	222,147	184,688
Investing activities: [Abstract]
Capital expenditures	(213,325)	(138,357)	(116,312)
Other	(577)	2,882	22
Discontinued operations	(270)	(1,154)	992
Net Cash Provided by (Used in) Investing Activities	(214,172)	(136,629)	(115,298)
Financing activities: [Abstract]
Repurchases related to stock-based compensation	(2,034)	(1,042)	0
Proceeds from Stock Options Exercised	4,819	8,404	3,875
Proceeds from common stock issued	0	52,760	0
Long-term debt issued	100,000	150,000	0
Long-term debt retired	(40,000)	(25,000)	(40,000)
Change in short-term debt	900	(216,735)	35,335
Cash dividend payments on common stock	(53,957)	(51,508)	(49,243)
Other	(2,309)	(3,087)	(4,680)
Discontinued operations	0	0	(20,000)
Net Cash Provided by (Used in) Financing Activities	7,419	(86,208)	(74,713)
(Decrease) Increase in cash and cash equivalents	(49)	(690)	(5,323)
Cash and cash equivalents, beginning of period	3,521	4,211	9,534
Cash and cash equivalents, end of period	3,472	3,521	4,211
Supplemental disclosure of cash flow information: [Abstract]
Interest paid, net of capitalization	34,787	36,023	36,917
Income taxes paid (refunded)	$ 14,780	$ (7,157)	$ 17,306